Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financial Position at:
Current assets	$ 10,202,318	$ 8,151,121
Non-current assets	191,954	121,071
Total assets	10,394,272	8,272,192
Current liabilities	2,977,181	2,834,470
Non-current liabilities	66,897
Total liabilities	3,044,078	2,834,470
Net assets	7,350,194	5,437,722
Results of Operations:
Revenues	2,744,277	4,271,966	$ 3,590,217
Operating expenses	1,510,442	1,995,178	1,404,402
Other income (expenses) net	533,471	(275,665)	(163,151)
Earnings before tax	1,767,306	2,221,646	2,348,966
Tax expenses		633,614	464,327
Net income	$ 1,767,306	$ 1,918,839	$ 1,884,639